Shareholder Report		12 Months Ended
		Aug. 31, 2026 USD ($) Holding	Aug. 31, 2025
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		Vanguard World Fund
Entity Central Index Key		0000052848
Entity Investment Company Type		N-1A
Document Period End Date		Aug. 31, 2026
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000209798
Shareholder Report [Line Items]
Fund Name		FTSE Social Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VFTAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.12%

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund slightly underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Nine of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology contributed the most to the benchmark’s return, followed by health care and financials. Utilities and consumer discretionary, the two sectors that posted negative returns, detracted slightly.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	FTSE US Choice Index	FTSE USA Index
2/7/19	$10,000	$10,000	$10,000
2/28/19	$10,300	$10,302	$10,316
5/31/19	$10,254	$10,258	$10,241
8/31/19	$10,985	$10,991	$10,929
11/30/19	$11,962	$11,975	$11,802
2/29/20	$11,404	$11,420	$11,188
5/31/20	$11,849	$11,865	$11,617
8/31/20	$14,041	$14,066	$13,527
11/30/20	$14,545	$14,574	$14,119
2/28/21	$15,325	$15,358	$14,932
5/31/21	$16,793	$16,835	$16,433
8/31/21	$18,400	$18,457	$17,758
11/30/21	$18,654	$18,718	$17,903
2/28/22	$17,336	$17,398	$17,066
5/31/22	$15,967	$16,031	$16,045
8/31/22	$15,404	$15,472	$15,451
11/30/22	$15,698	$15,772	$15,962
2/28/23	$15,466	$15,540	$15,635
5/31/23	$16,631	$16,718	$16,519
8/31/23	$17,982	$18,083	$17,903
11/30/23	$18,432	$18,536	$18,255
2/29/24	$20,781	$20,905	$20,443
5/31/24	$21,351	$21,484	$21,176
8/31/24	$23,002	$23,153	$22,785
11/30/24	$24,752	$24,926	$24,509
2/28/25	$24,492	$24,671	$24,257
5/31/25	$24,402	$24,591	$24,226
8/31/25	$26,837	$27,052	$26,554
11/30/25	$28,543	$28,783	$28,195
2/28/26	$27,952	$28,194	$28,269
5/31/26	$31,725	$32,008	$31,286
8/31/26	$32,236	$32,532	$31,880

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception 2/7/19
Admiral Shares	20.12%	11.87%	16.74%
FTSE US Choice Index	20.25%	12.00%	16.88%
FTSE USA Index	20.06%	12.42%	16.57%

Performance Inception Date		Feb. 07, 2019
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 29,233,000,000
Holdings Count | Holding		390
Advisory Fees Paid, Amount		$ 217,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$29,233
Number of Portfolio Holdings	390
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$217

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.4%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	0.0%
Financials	9.4%
Health Care	9.4%
Industrials	6.3%
Real Estate	2.0%
Technology	51.2%
Telecommunications	2.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Admiral Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Admiral Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012204
Shareholder Report [Line Items]
Fund Name		FTSE Social Index Fund
Class Name		Institutional Shares
Trading Symbol		VFTNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard FTSE Social Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund slightly underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Nine of the benchmark’s 11 industry sectors recorded positive returns for the 12 months. Technology contributed the most to the benchmark’s return, followed by health care and financials. Utilities and consumer discretionary, the two sectors that posted negative returns, detracted slightly.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	FTSE US Choice Index	FTSE USA Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,093,909	$5,096,565	$5,092,681
2017	$5,534,733	$5,537,630	$5,506,224
2017	$5,678,876	$5,685,108	$5,650,322
2017	$5,885,926	$5,891,216	$5,825,007
2017	$6,368,680	$6,375,687	$6,264,325
2018	$6,561,588	$6,572,650	$6,456,962
2018	$6,610,122	$6,622,595	$6,473,474
2018	$7,142,203	$7,157,341	$6,966,009
2018	$6,819,943	$6,833,324	$6,648,231
2019	$6,937,280	$6,953,358	$6,756,795
2019	$6,905,004	$6,923,608	$6,707,503
2019	$7,398,080	$7,418,115	$7,158,379
2019	$8,058,800	$8,082,110	$7,729,888
2020	$7,683,374	$7,707,717	$7,328,196
2020	$7,981,936	$8,008,232	$7,608,887
2020	$9,459,454	$9,493,755	$8,859,694
2020	$9,799,632	$9,836,523	$9,247,628
2021	$10,324,240	$10,365,720	$9,780,054
2021	$11,312,945	$11,362,573	$10,763,311
2021	$12,400,222	$12,457,058	$11,630,983
2021	$12,571,860	$12,633,456	$11,725,789
2022	$11,682,381	$11,742,285	$11,177,544
2022	$10,762,736	$10,819,642	$10,509,105
2022	$10,384,600	$10,442,797	$10,120,271
2022	$10,582,902	$10,645,152	$10,454,509
2023	$10,424,601	$10,488,751	$10,240,428
2023	$11,207,653	$11,283,490	$10,819,813
2023	$12,120,145	$12,205,106	$11,726,058
2023	$12,424,279	$12,510,581	$11,956,532
2024	$14,006,828	$14,109,737	$13,389,905
2024	$14,395,092	$14,500,328	$13,870,038
2024	$15,507,670	$15,626,654	$14,923,503
2024	$16,687,983	$16,823,400	$16,052,639
2025	$16,513,135	$16,651,274	$15,888,023
2025	$16,459,184	$16,597,034	$15,867,741
2025	$18,101,987	$18,258,636	$17,392,628
2025	$19,254,679	$19,426,399	$18,467,194
2026	$18,858,807	$19,028,813	$18,515,499
2026	$21,409,250	$21,603,642	$20,491,500
2026	$21,756,802	$21,956,853	$20,880,912

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	20.19%	11.90%	15.84%
FTSE US Choice Index	20.25%	12.00%	15.95%
FTSE USA Index	20.06%	12.42%	15.37%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 29,233,000,000
Holdings Count | Holding		390
Advisory Fees Paid, Amount		$ 217,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$29,233
Number of Portfolio Holdings	390
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$217

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	1.4%
Consumer Discretionary	13.8%
Consumer Staples	3.4%
Energy	0.0%
Financials	9.4%
Health Care	9.4%
Industrials	6.3%
Real Estate	2.0%
Technology	51.2%
Telecommunications	2.5%
Utilities	0.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012206
Shareholder Report [Line Items]
Fund Name		Materials Index Fund
Class Name		ETF Shares
Trading Symbol		VAW
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Newmont (+71%), Freeport-McMoRan (+72%), and Nucor (+70%) contributed the most to the benchmark’s return. They accounted for about 19% of the index at the end of the reporting period and added about 10 percentage points to its result.

  CRH public (–15%), Sherwin-Williams (–7%), and International Paper (–20%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$10,501	$10,508	$10,232
2017	$11,110	$11,114	$11,030
2017	$11,206	$11,212	$11,271
2017	$11,706	$11,716	$11,606
2017	$12,729	$12,723	$12,514
2018	$12,750	$12,748	$12,820
2018	$12,632	$12,633	$12,966
2018	$12,866	$12,869	$13,959
2018	$11,644	$11,645	$13,205
2019	$11,926	$11,930	$13,469
2019	$11,196	$11,204	$13,288
2019	$12,000	$12,020	$14,144
2019	$12,864	$12,888	$15,258
2020	$11,271	$11,294	$14,384
2020	$11,808	$11,836	$14,801
2020	$13,454	$13,488	$17,181
2020	$15,253	$15,298	$18,176
2021	$16,137	$16,187	$19,508
2021	$19,326	$19,390	$21,356
2021	$18,970	$19,039	$22,952
2021	$18,765	$18,839	$23,066
2022	$18,833	$18,912	$21,982
2022	$19,322	$19,409	$20,624
2022	$17,157	$17,236	$19,900
2022	$18,784	$18,877	$20,565
2023	$18,940	$19,035	$20,229
2023	$17,265	$17,356	$21,076
2023	$19,231	$19,338	$22,888
2023	$19,097	$19,209	$23,198
2024	$20,533	$20,659	$26,023
2024	$21,534	$21,671	$26,923
2024	$22,130	$22,276	$28,873
2024	$22,830	$22,987	$31,200
2025	$21,247	$21,396	$30,603
2025	$20,698	$20,847	$30,422
2025	$22,698	$22,867	$33,454
2025	$22,226	$22,398	$35,455
2026	$26,804	$27,017	$35,849
2026	$25,639	$25,847	$39,554
2026	$26,142	$26,361	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.17%	6.62%	10.09%
ETF Shares Market Price	15.14%	6.63%	10.09%
MSCI U.S. Investable Market Materials 25/50 Index	15.28%	6.72%	10.18%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 4,542,000,000
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 42,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,542
Number of Portfolio Holdings	112
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$42

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Chemicals	48.3%
Construction Materials	10.5%
Containers & Packaging	10.0%
Metals & Mining	31.0%
Paper & Forest Products	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012205
Shareholder Report [Line Items]
Fund Name		Materials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VMIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Materials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Newmont (+71%), Freeport-McMoRan (+72%), and Nucor (+70%) contributed the most to the benchmark’s return. They accounted for about 19% of the index at the end of the reporting period and added about 10 percentage points to its result.

  CRH public (–15%), Sherwin-Williams (–7%), and International Paper (–20%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Materials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$105,014	$105,080	$102,323
2017	$111,107	$111,137	$110,301
2017	$112,056	$112,117	$112,713
2017	$117,058	$117,161	$116,055
2017	$127,280	$127,228	$125,136
2018	$127,482	$127,476	$128,197
2018	$126,314	$126,327	$129,658
2018	$128,663	$128,689	$139,594
2018	$116,418	$116,450	$132,050
2019	$119,225	$119,295	$134,688
2019	$111,942	$112,038	$132,882
2019	$119,985	$120,200	$141,436
2019	$128,626	$128,881	$152,576
2020	$112,699	$112,939	$143,841
2020	$118,080	$118,356	$148,014
2020	$134,547	$134,884	$171,813
2020	$152,561	$152,976	$181,762
2021	$161,407	$161,871	$195,080
2021	$193,304	$193,901	$213,559
2021	$189,768	$190,390	$229,522
2021	$187,723	$188,386	$230,655
2022	$188,400	$189,124	$219,820
2022	$193,308	$194,088	$206,240
2022	$171,628	$172,362	$199,000
2022	$187,927	$188,769	$205,651
2023	$189,461	$190,353	$202,286
2023	$172,713	$173,557	$210,760
2023	$192,395	$193,383	$228,878
2023	$191,056	$192,090	$231,975
2024	$205,433	$206,590	$260,227
2024	$215,455	$216,705	$269,232
2024	$221,421	$222,758	$288,732
2024	$228,438	$229,868	$312,002
2025	$212,579	$213,956	$306,030
2025	$207,088	$208,474	$304,223
2025	$227,108	$228,668	$334,541
2025	$222,387	$223,980	$354,555
2026	$268,186	$270,175	$358,486
2026	$256,519	$258,474	$395,539
2026	$261,563	$263,612	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	15.17%	6.63%	10.09%
MSCI U.S. Investable Market Materials 25/50 Index	15.28%	6.72%	10.18%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 4,542,000,000
Holdings Count | Holding		112
Advisory Fees Paid, Amount		$ 42,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$4,542
Number of Portfolio Holdings	112
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$42

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Chemicals	48.3%
Construction Materials	10.5%
Containers & Packaging	10.0%
Metals & Mining	31.0%
Paper & Forest Products	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012209
Shareholder Report [Line Items]
Fund Name		Communication Services Index Fund
Class Name		ETF Shares
Trading Symbol		VOX
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Alphabet (+59%), Warner Bros. Discovery (+145%), and Verizon Communications (+21%) contributed the most to the benchmark’s return. They accounted for about 30% of the index at the end of the reporting period and added about 16 percentage points to its result.

  Meta Platforms (–22%), Roblox (–67%), and Netflix (–33%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$9,961	$9,958	$10,232
2017	$10,441	$10,440	$11,030
2017	$10,126	$10,121	$11,271
2017	$10,162	$10,152	$11,606
2017	$10,062	$10,050	$12,514
2018	$9,637	$9,612	$12,820
2018	$9,230	$9,201	$12,966
2018	$9,806	$9,779	$13,959
2018	$9,179	$9,157	$13,205
2019	$9,344	$9,308	$13,469
2019	$9,520	$9,486	$13,288
2019	$9,950	$9,917	$14,144
2019	$10,533	$10,501	$15,258
2020	$10,233	$10,203	$14,384
2020	$10,728	$10,699	$14,801
2020	$12,452	$12,419	$17,181
2020	$13,311	$13,276	$18,176
2021	$14,872	$14,837	$19,508
2021	$16,052	$16,018	$21,356
2021	$17,402	$17,367	$22,952
2021	$15,442	$15,414	$23,066
2022	$14,009	$13,986	$21,982
2022	$12,082	$12,065	$20,624
2022	$11,031	$11,016	$19,900
2022	$10,435	$10,424	$20,565
2023	$10,699	$10,684	$20,229
2023	$11,984	$11,961	$21,076
2023	$12,957	$12,920	$22,888
2023	$13,301	$13,255	$23,198
2024	$15,259	$15,206	$26,023
2024	$15,996	$15,942	$26,923
2024	$16,665	$16,610	$28,873
2024	$18,673	$18,602	$31,200
2025	$19,321	$19,251	$30,603
2025	$19,249	$19,177	$30,422
2025	$21,802	$21,699	$33,454
2025	$23,194	$23,089	$35,455
2026	$23,388	$23,287	$35,849
2026	$24,044	$23,946	$39,554
2026	$22,807	$22,717	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.61%	5.56%	8.59%
ETF Shares Market Price	4.61%	5.56%	8.61%
Communication Services Spliced Index	4.69%	5.52%	8.55%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,934,000,000
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 67,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,934
Number of Portfolio Holdings	114
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Diversified Telecommunication Services	17.3%
Entertainment	22.3%
Interactive Media & Services	46.3%
Media	10.8%
Wireless Telecommunication Services	3.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012208
Shareholder Report [Line Items]
Fund Name		Communication Services Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VTCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Communication Services Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Alphabet (+59%), Warner Bros. Discovery (+145%), and Verizon Communications (+21%) contributed the most to the benchmark’s return. They accounted for about 30% of the index at the end of the reporting period and added about 16 percentage points to its result.

  Meta Platforms (–22%), Roblox (–67%), and Netflix (–33%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Communication Services Spliced Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$99,583	$99,577	$102,323
2017	$104,390	$104,395	$110,301
2017	$101,247	$101,212	$112,713
2017	$101,605	$101,523	$116,055
2017	$100,594	$100,504	$125,136
2018	$96,336	$96,120	$128,197
2018	$92,284	$92,011	$129,658
2018	$98,068	$97,794	$139,594
2018	$91,784	$91,568	$132,050
2019	$93,453	$93,081	$134,688
2019	$95,199	$94,860	$132,882
2019	$99,502	$99,169	$141,436
2019	$105,320	$105,009	$152,576
2020	$102,336	$102,034	$143,841
2020	$107,286	$106,992	$148,014
2020	$124,537	$124,192	$171,813
2020	$133,126	$132,764	$181,762
2021	$148,728	$148,368	$195,080
2021	$160,538	$160,183	$213,559
2021	$174,049	$173,666	$229,522
2021	$154,433	$154,138	$230,655
2022	$140,092	$139,859	$219,820
2022	$120,835	$120,646	$206,240
2022	$110,331	$110,164	$199,000
2022	$104,382	$104,236	$205,651
2023	$107,000	$106,836	$202,286
2023	$119,841	$119,608	$210,760
2023	$129,568	$129,201	$228,878
2023	$133,031	$132,552	$231,975
2024	$152,603	$152,057	$260,227
2024	$159,985	$159,424	$269,232
2024	$166,681	$166,102	$288,732
2024	$186,759	$186,020	$312,002
2025	$193,244	$192,506	$306,030
2025	$192,510	$191,769	$304,223
2025	$218,058	$216,987	$334,541
2025	$231,968	$230,893	$354,555
2026	$233,927	$232,874	$358,486
2026	$240,478	$239,459	$395,539
2026	$228,109	$227,166	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	4.61%	5.56%	8.60%
Communication Services Spliced Index	4.69%	5.52%	8.55%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 5,934,000,000
Holdings Count | Holding		114
Advisory Fees Paid, Amount		$ 67,000
InvestmentCompanyPortfolioTurnover		28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$5,934
Number of Portfolio Holdings	114
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$67

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Diversified Telecommunication Services	17.3%
Entertainment	22.3%
Interactive Media & Services	46.3%
Media	10.8%
Wireless Telecommunication Services	3.0%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012210
Shareholder Report [Line Items]
Fund Name		U.S. Growth Fund
Class Name		Investor Shares
Trading Symbol		VWUSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund lagged its benchmark across all industry sectors. Stock selection in communication services, information technology, and industrials detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$9,749	$10,014	$10,233
2017	$10,475	$10,915	$11,028
2017	$11,268	$11,587	$11,265
2017	$11,924	$12,082	$11,605
2017	$12,764	$13,099	$12,514
2018	$13,649	$13,765	$12,818
2018	$14,028	$14,024	$12,965
2018	$15,219	$15,371	$13,956
2018	$14,207	$14,224	$13,202
2019	$14,759	$14,677	$13,458
2019	$14,767	$14,780	$13,279
2019	$15,783	$16,028	$14,127
2019	$16,806	$17,213	$15,231
2020	$16,946	$16,894	$14,369
2020	$19,337	$18,660	$14,780
2020	$24,939	$23,135	$17,123
2020	$26,024	$23,478	$18,115
2021	$27,781	$24,371	$19,470
2021	$28,048	$26,110	$21,279
2021	$31,802	$29,734	$22,828
2021	$31,511	$30,686	$22,913
2022	$25,495	$27,429	$21,794
2022	$20,866	$24,478	$20,429
2022	$20,568	$24,068	$19,693
2022	$20,148	$24,046	$20,334
2023	$20,142	$23,770	$19,999
2023	$22,770	$26,814	$20,821
2023	$24,720	$29,347	$22,598
2023	$25,544	$30,338	$22,901
2024	$29,719	$34,688	$25,719
2024	$30,113	$35,825	$26,584
2024	$32,387	$38,373	$28,511
2024	$35,611	$41,880	$30,815
2025	$35,279	$41,538	$30,221
2025	$35,949	$42,137	$30,045
2025	$39,831	$47,036	$33,038
2025	$41,485	$50,404	$34,985
2026	$38,194	$47,678	$35,334
2026	$42,809	$54,212	$39,010
2026	$41,737	$52,124	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	4.78%	5.59%	15.36%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 43,976,000,000
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 56,897,000
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$43,976
Number of Portfolio Holdings	109
Portfolio Turnover Rate	58%
Total Investment Advisory Fees (in thousands)	$56,897

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	9.0%
Consumer Staples	1.2%
Financials	5.6%
Health Care	8.0%
Industrials	6.7%
Information Technology	50.3%
Materials	0.2%
Real Estate	1.0%
Utilities	0.3%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012211
Shareholder Report [Line Items]
Fund Name		U.S. Growth Fund
Class Name		Admiral™ Shares
Trading Symbol		VWUAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard U.S. Growth Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$26	0.25%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund lagged its benchmark across all industry sectors. Stock selection in communication services, information technology, and industrials detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$50,000	$50,000	$50,000
2016	$48,765	$50,071	$51,166
2017	$52,407	$54,575	$55,138
2017	$56,408	$57,937	$56,325
2017	$59,709	$60,408	$58,023
2017	$63,936	$65,496	$62,569
2018	$68,385	$68,827	$64,089
2018	$70,308	$70,118	$64,823
2018	$76,295	$76,855	$69,778
2018	$71,239	$71,121	$66,009
2019	$74,023	$73,384	$67,290
2019	$74,075	$73,900	$66,394
2019	$79,193	$80,140	$70,637
2019	$84,341	$86,065	$76,156
2020	$85,073	$84,471	$71,844
2020	$97,094	$93,300	$73,901
2020	$125,263	$115,674	$85,615
2020	$130,741	$117,391	$90,573
2021	$139,601	$121,854	$97,351
2021	$140,965	$130,549	$106,393
2021	$159,891	$148,670	$114,141
2021	$158,462	$153,432	$114,564
2022	$128,236	$137,146	$108,968
2022	$104,985	$122,388	$102,145
2022	$103,510	$120,339	$98,467
2022	$101,431	$120,230	$101,672
2023	$101,414	$118,851	$99,996
2023	$114,675	$134,072	$104,106
2023	$124,522	$146,737	$112,988
2023	$128,710	$151,692	$114,507
2024	$149,792	$173,438	$128,594
2024	$151,796	$179,123	$132,921
2024	$163,315	$191,863	$142,556
2024	$179,617	$209,400	$154,077
2025	$177,991	$207,688	$151,103
2025	$181,413	$210,687	$150,223
2025	$201,048	$235,181	$165,190
2025	$209,459	$252,020	$174,926
2026	$192,879	$238,389	$176,669
2026	$216,262	$271,062	$195,052
2026	$210,894	$260,621	$198,469

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	4.90%	5.69%	15.48%
Russell 1000 Growth Index	10.82%	11.88%	17.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 43,976,000,000
Holdings Count | Holding		109
Advisory Fees Paid, Amount		$ 56,897,000
InvestmentCompanyPortfolioTurnover		58.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$43,976
Number of Portfolio Holdings	109
Portfolio Turnover Rate	58%
Total Investment Advisory Fees (in thousands)	$56,897

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communication Services	16.2%
Consumer Discretionary	9.0%
Consumer Staples	1.2%
Financials	5.6%
Health Care	8.0%
Industrials	6.7%
Information Technology	50.3%
Materials	0.2%
Real Estate	1.0%
Utilities	0.3%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012213
Shareholder Report [Line Items]
Fund Name		Utilities Index Fund
Class Name		ETF Shares
Trading Symbol		VPU
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  NextEra Energy (+18%), Entergy (+24%), and Dominion Energy (+15%) contributed the most to the benchmark’s return. They accounted for about 19% of the index at the end of the reporting period and added about 3 percentage points to its result.

  Vistra (–27%), Constellation Energy (–10%), and NRG Energy (–23%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$9,676	$9,678	$10,232
2017	$10,766	$10,767	$11,030
2017	$11,272	$11,275	$11,271
2017	$11,627	$11,632	$11,606
2017	$12,119	$12,125	$12,514
2018	$10,592	$10,600	$12,820
2018	$11,254	$11,266	$12,966
2018	$11,866	$11,880	$13,959
2018	$12,422	$12,440	$13,205
2019	$12,826	$12,845	$13,469
2019	$13,185	$13,208	$13,288
2019	$14,259	$14,287	$14,144
2019	$14,410	$14,443	$15,258
2020	$14,186	$14,224	$14,384
2020	$13,736	$13,775	$14,801
2020	$13,678	$13,720	$17,181
2020	$14,615	$14,665	$18,176
2021	$13,788	$13,839	$19,508
2021	$15,418	$15,478	$21,356
2021	$16,303	$16,373	$22,952
2021	$15,823	$15,897	$23,066
2022	$16,420	$16,502	$21,982
2022	$18,014	$18,110	$20,624
2022	$18,125	$18,229	$19,900
2022	$17,660	$17,767	$20,565
2023	$16,239	$16,340	$20,229
2023	$16,254	$16,363	$21,076
2023	$15,813	$15,923	$22,888
2023	$15,818	$15,929	$23,198
2024	$15,888	$16,005	$26,023
2024	$18,749	$18,894	$26,923
2024	$19,815	$19,972	$28,873
2024	$21,647	$21,823	$31,200
2025	$20,904	$21,079	$30,603
2025	$21,755	$21,938	$30,422
2025	$22,608	$22,804	$33,454
2025	$24,458	$24,676	$35,455
2026	$25,819	$26,055	$35,849
2026	$24,336	$24,564	$39,554
2026	$23,230	$23,453	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.75%	7.34%	8.79%
ETF Shares Market Price	2.83%	7.35%	8.80%
MSCI U.S. Investable Market Utilities 25/50 Index	2.84%	7.45%	8.90%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,086,000,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 105,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,086
Number of Portfolio Holdings	73
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$105

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Electric Utilities	61.3%
Gas Utilities	5.0%
Independent Power and Renewable Electricity Producers	5.5%
Multi-Utilities	24.6%
Water Utilities	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012212
Shareholder Report [Line Items]
Fund Name		Utilities Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VUIAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Utilities Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  NextEra Energy (+18%), Entergy (+24%), and Dominion Energy (+15%) contributed the most to the benchmark’s return. They accounted for about 19% of the index at the end of the reporting period and added about 3 percentage points to its result.

  Vistra (–27%), Constellation Energy (–10%), and NRG Energy (–23%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Utilities 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$96,748	$96,780	$102,323
2017	$107,630	$107,668	$110,301
2017	$112,686	$112,748	$112,713
2017	$116,241	$116,323	$116,055
2017	$121,138	$121,248	$125,136
2018	$105,894	$106,003	$128,197
2018	$112,516	$112,656	$129,658
2018	$118,615	$118,798	$139,594
2018	$124,182	$124,399	$132,050
2019	$128,215	$128,449	$134,688
2019	$131,819	$132,080	$132,882
2019	$142,562	$142,872	$141,436
2019	$144,076	$144,427	$152,576
2020	$141,858	$142,238	$143,841
2020	$137,355	$137,749	$148,014
2020	$136,783	$137,204	$171,813
2020	$146,167	$146,648	$181,762
2021	$137,914	$138,392	$195,080
2021	$154,212	$154,783	$213,559
2021	$163,073	$163,728	$229,522
2021	$158,310	$158,970	$230,655
2022	$164,287	$165,016	$219,820
2022	$180,252	$181,101	$206,240
2022	$181,365	$182,287	$199,000
2022	$176,738	$177,668	$205,651
2023	$162,498	$163,398	$202,286
2023	$162,689	$163,629	$210,760
2023	$158,286	$159,231	$228,878
2023	$158,294	$159,285	$231,975
2024	$159,011	$160,055	$260,227
2024	$187,651	$188,937	$269,232
2024	$198,309	$199,719	$288,732
2024	$216,629	$218,226	$312,002
2025	$209,205	$210,790	$306,030
2025	$217,729	$219,384	$304,223
2025	$226,258	$228,042	$334,541
2025	$244,776	$246,764	$354,555
2026	$258,398	$260,552	$358,486
2026	$243,571	$245,642	$395,539
2026	$232,479	$234,527	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	2.75%	7.35%	8.80%
MSCI U.S. Investable Market Utilities 25/50 Index	2.84%	7.45%	8.90%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,086,000,000
Holdings Count | Holding		73
Advisory Fees Paid, Amount		$ 105,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,086
Number of Portfolio Holdings	73
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$105

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Electric Utilities	61.3%
Gas Utilities	5.0%
Independent Power and Renewable Electricity Producers	5.5%
Multi-Utilities	24.6%
Water Utilities	3.3%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012215
Shareholder Report [Line Items]
Fund Name		Consumer Discretionary Index Fund
Class Name		ETF Shares
Trading Symbol		VCR
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Amazon.com (+13%), Tesla (+10%), and General Motors (+49%) contributed the most to the benchmark’s return. They accounted for about 39% of the index at the end of the reporting period and added about 5 percentage points to its result.

  Home Depot (–17%), Nike (–48%), and Flutter Entertainment (–67%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$10,242	$10,243	$10,232
2017	$10,843	$10,845	$11,030
2017	$11,441	$11,445	$11,271
2017	$11,381	$11,386	$11,606
2017	$12,325	$12,333	$12,514
2018	$13,156	$13,165	$12,820
2018	$13,392	$13,405	$12,966
2018	$14,707	$14,727	$13,959
2018	$13,527	$13,546	$13,205
2019	$13,771	$13,791	$13,469
2019	$13,708	$13,732	$13,288
2019	$14,687	$14,715	$14,144
2019	$15,245	$15,276	$15,258
2020	$14,663	$14,696	$14,384
2020	$15,821	$15,862	$14,801
2020	$20,559	$20,617	$17,181
2020	$22,120	$22,183	$18,176
2021	$24,037	$24,105	$19,508
2021	$25,815	$25,896	$21,356
2021	$27,218	$27,310	$22,952
2021	$29,063	$29,167	$23,066
2022	$25,304	$25,399	$21,982
2022	$21,929	$22,017	$20,624
2022	$22,016	$22,107	$19,900
2022	$21,165	$21,258	$20,565
2023	$21,304	$21,399	$20,229
2023	$21,888	$21,988	$21,076
2023	$24,823	$24,940	$22,888
2023	$24,705	$24,825	$23,198
2024	$27,490	$27,631	$26,023
2024	$26,538	$26,678	$26,923
2024	$28,022	$28,175	$28,873
2024	$32,891	$33,078	$31,200
2025	$31,407	$31,592	$30,603
2025	$31,280	$31,474	$30,422
2025	$33,972	$34,189	$33,454
2025	$34,467	$34,692	$35,455
2026	$33,945	$34,173	$35,849
2026	$35,550	$35,795	$39,554
2026	$34,717	$34,948	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	2.19%	4.99%	13.25%
ETF Shares Market Price	2.19%	4.98%	13.25%
Consumer Discretionary Spliced Index	2.22%	5.06%	13.33%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 6,609,000,000
Holdings Count | Holding		279
Advisory Fees Paid, Amount		$ 73,000
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,609
Number of Portfolio Holdings	279
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$73

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Automobile Components	2.5%
Automobiles	18.2%
Broadline Retail	25.3%
Distributors	0.8%
Diversified Consumer Services	2.2%
Hotels, Restaurants & Leisure	21.9%
Household Durables	5.3%
Leisure Products	1.2%
Specialty Retail	19.3%
Textiles, Apparel & Luxury Goods	3.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012214
Shareholder Report [Line Items]
Fund Name		Consumer Discretionary Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VCDAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Consumer Discretionary Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Amazon.com (+13%), Tesla (+10%), and General Motors (+49%) contributed the most to the benchmark’s return. They accounted for about 39% of the index at the end of the reporting period and added about 5 percentage points to its result.

  Home Depot (–17%), Nike (–48%), and Flutter Entertainment (–67%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Consumer Discretionary Spliced Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$102,426	$102,428	$102,323
2017	$108,437	$108,445	$110,301
2017	$114,411	$114,448	$112,713
2017	$113,813	$113,864	$116,055
2017	$123,274	$123,329	$125,136
2018	$131,568	$131,653	$128,197
2018	$133,935	$134,046	$129,658
2018	$147,086	$147,275	$139,594
2018	$135,275	$135,456	$132,050
2019	$137,712	$137,911	$134,688
2019	$137,091	$137,323	$132,882
2019	$146,882	$147,148	$141,436
2019	$152,465	$152,762	$152,576
2020	$146,645	$146,961	$143,841
2020	$158,244	$158,623	$148,014
2020	$205,642	$206,170	$171,813
2020	$221,242	$221,830	$181,762
2021	$240,414	$241,048	$195,080
2021	$258,197	$258,959	$213,559
2021	$272,242	$273,105	$229,522
2021	$290,689	$291,668	$230,655
2022	$253,080	$253,987	$219,820
2022	$219,315	$220,166	$206,240
2022	$220,206	$221,071	$199,000
2022	$211,712	$212,578	$205,651
2023	$213,092	$213,989	$202,286
2023	$218,934	$219,885	$210,760
2023	$248,274	$249,403	$228,878
2023	$247,105	$248,255	$231,975
2024	$274,979	$276,310	$260,227
2024	$265,451	$266,780	$269,232
2024	$280,306	$281,749	$288,732
2024	$328,991	$330,778	$312,002
2025	$314,161	$315,915	$306,030
2025	$312,884	$314,736	$304,223
2025	$339,813	$341,885	$334,541
2025	$344,763	$346,922	$354,555
2026	$339,542	$341,729	$358,486
2026	$355,598	$357,949	$395,539
2026	$347,266	$349,482	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	2.19%	4.99%	13.26%
Consumer Discretionary Spliced Index	2.22%	5.06%	13.33%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 6,609,000,000
Holdings Count | Holding		279
Advisory Fees Paid, Amount		$ 73,000
InvestmentCompanyPortfolioTurnover		13.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$6,609
Number of Portfolio Holdings	279
Portfolio Turnover Rate	13%
Total Investment Advisory Fees (in thousands)	$73

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Automobile Components	2.5%
Automobiles	18.2%
Broadline Retail	25.3%
Distributors	0.8%
Diversified Consumer Services	2.2%
Hotels, Restaurants & Leisure	21.9%
Household Durables	5.3%
Leisure Products	1.2%
Specialty Retail	19.3%
Textiles, Apparel & Luxury Goods	3.2%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012217
Shareholder Report [Line Items]
Fund Name		Consumer Staples Index Fund
Class Name		ETF Shares
Trading Symbol		VDC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Coca-Cola (+32%), Walmart (+9%), and Target (+74%) contributed the most to the benchmark’s return. They accounted for about 24% of the index at the end of the reporting period and added about 5 percentage points to its result.

  Procter & Gamble (–5%), Celsius Holdings (–50%), and BellRing Brands (–74%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$9,396	$9,396	$10,232
2017	$10,267	$10,269	$11,030
2017	$10,586	$10,592	$11,271
2017	$10,283	$10,290	$11,606
2017	$10,634	$10,644	$12,514
2018	$10,220	$10,231	$12,820
2018	$9,668	$9,680	$12,966
2018	$10,550	$10,566	$13,959
2018	$10,998	$11,017	$13,205
2019	$10,768	$10,789	$13,469
2019	$10,937	$10,962	$13,288
2019	$11,947	$11,976	$14,144
2019	$12,287	$12,320	$15,258
2020	$11,531	$11,565	$14,384
2020	$11,877	$11,916	$14,801
2020	$13,262	$13,308	$17,181
2020	$13,709	$13,761	$18,176
2021	$13,317	$13,370	$19,508
2021	$14,933	$14,998	$21,356
2021	$15,253	$15,324	$22,952
2021	$14,961	$15,035	$23,066
2022	$15,945	$16,028	$21,982
2022	$15,828	$15,913	$20,624
2022	$15,684	$15,772	$19,900
2022	$16,704	$16,802	$20,565
2023	$15,774	$15,866	$20,229
2023	$16,056	$16,151	$21,076
2023	$16,413	$16,511	$22,888
2023	$16,010	$16,110	$23,198
2024	$17,177	$17,288	$26,023
2024	$17,907	$18,024	$26,923
2024	$19,070	$19,198	$28,873
2024	$19,719	$19,854	$31,200
2025	$19,926	$20,067	$30,603
2025	$20,015	$20,161	$30,422
2025	$19,640	$19,779	$33,454
2025	$19,463	$19,605	$35,455
2026	$22,133	$22,300	$35,849
2026	$20,393	$20,551	$39,554
2026	$21,024	$21,191	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.05%	6.63%	7.71%
ETF Shares Market Price	7.08%	6.63%	7.72%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	7.14%	6.70%	7.80%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 9,256,000,000
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 91,000
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,256
Number of Portfolio Holdings	106
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$91

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Beverages	20.8%
Consumer Staples Distribution & Retail	37.7%
Food Products	13.9%
Household Products	15.3%
Personal Care Products	3.5%
Tobacco	8.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012216
Shareholder Report [Line Items]
Fund Name		Consumer Staples Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VCSAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Consumer Staples Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Coca-Cola (+32%), Walmart (+9%), and Target (+74%) contributed the most to the benchmark’s return. They accounted for about 24% of the index at the end of the reporting period and added about 5 percentage points to its result.

  Procter & Gamble (–5%), Celsius Holdings (–50%), and BellRing Brands (–74%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Consumer Staples 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$93,948	$93,963	$102,323
2017	$102,655	$102,694	$110,301
2017	$105,846	$105,915	$112,713
2017	$102,813	$102,900	$116,055
2017	$106,314	$106,436	$125,136
2018	$102,176	$102,311	$128,197
2018	$96,659	$96,801	$129,658
2018	$105,479	$105,658	$139,594
2018	$109,954	$110,165	$132,050
2019	$107,658	$107,886	$134,688
2019	$109,362	$109,617	$132,882
2019	$119,448	$119,760	$141,436
2019	$122,856	$123,202	$152,576
2020	$115,297	$115,648	$143,841
2020	$118,775	$119,158	$148,014
2020	$132,621	$133,081	$171,813
2020	$137,094	$137,610	$181,762
2021	$133,177	$133,705	$195,080
2021	$149,352	$149,977	$213,559
2021	$152,567	$153,239	$229,522
2021	$149,647	$150,348	$230,655
2022	$159,489	$160,275	$219,820
2022	$158,332	$159,128	$206,240
2022	$156,916	$157,715	$199,000
2022	$167,130	$168,016	$205,651
2023	$157,808	$158,656	$202,286
2023	$160,636	$161,505	$210,760
2023	$164,218	$165,115	$228,878
2023	$160,182	$161,100	$231,975
2024	$171,873	$172,878	$260,227
2024	$179,170	$180,236	$269,232
2024	$190,805	$191,981	$288,732
2024	$197,306	$198,541	$312,002
2025	$199,367	$200,671	$306,030
2025	$200,267	$201,610	$304,223
2025	$196,503	$197,795	$334,541
2025	$194,725	$196,047	$354,555
2026	$221,454	$223,001	$358,486
2026	$204,050	$205,511	$395,539
2026	$210,345	$211,912	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	7.04%	6.63%	7.72%
MSCI U.S. Investable Market Consumer Staples 25/50 Index	7.14%	6.70%	7.80%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 9,256,000,000
Holdings Count | Holding		106
Advisory Fees Paid, Amount		$ 91,000
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$9,256
Number of Portfolio Holdings	106
Portfolio Turnover Rate	11%
Total Investment Advisory Fees (in thousands)	$91

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Beverages	20.8%
Consumer Staples Distribution & Retail	37.7%
Food Products	13.9%
Household Products	15.3%
Personal Care Products	3.5%
Tobacco	8.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012219
Shareholder Report [Line Items]
Fund Name		Energy Index Fund
Class Name		ETF Shares
Trading Symbol		VDE
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.09%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  ExxonMobil Holdings (+45%), Chevron (+33%), and Valero Energy (+141%) contributed most to the benchmark’s return. They accounted for about 40% of the index at the end of the reporting period and added about 20 percentage points to its result.

  Sable Offshore (–82%), Civitas Resources (–23%), and NextDecade (–30%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$10,936	$10,938	$10,232
2017	$10,473	$10,474	$11,030
2017	$9,603	$9,605	$11,271
2017	$9,245	$9,250	$11,606
2017	$10,324	$10,332	$12,514
2018	$10,013	$10,023	$12,820
2018	$11,598	$11,613	$12,966
2018	$11,470	$11,487	$13,959
2018	$10,051	$10,073	$13,205
2019	$9,922	$9,946	$13,469
2019	$8,955	$8,980	$13,288
2019	$8,677	$8,703	$14,144
2019	$8,871	$8,897	$15,258
2020	$7,136	$7,158	$14,384
2020	$6,083	$6,105	$14,801
2020	$5,738	$5,756	$17,181
2020	$6,046	$6,066	$18,176
2021	$8,174	$8,203	$19,508
2021	$9,017	$9,052	$21,356
2021	$8,496	$8,535	$22,952
2021	$9,680	$9,725	$23,066
2022	$12,560	$12,621	$21,982
2022	$15,640	$15,719	$20,624
2022	$14,789	$14,863	$19,900
2022	$16,850	$16,951	$20,565
2023	$15,566	$15,663	$20,229
2023	$14,262	$14,355	$21,076
2023	$16,934	$17,051	$22,888
2023	$16,213	$16,329	$23,198
2024	$16,578	$16,703	$26,023
2024	$18,154	$18,295	$26,923
2024	$17,844	$17,985	$28,873
2024	$18,953	$19,108	$31,200
2025	$18,027	$18,179	$30,603
2025	$16,393	$16,535	$30,422
2025	$18,346	$18,510	$33,454
2025	$18,602	$18,773	$35,455
2026	$23,155	$23,369	$35,849
2026	$23,501	$23,723	$39,554
2026	$26,795	$27,055	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	46.05%	25.82%	10.36%
ETF Shares Market Price	46.09%	25.84%	10.36%
MSCI U.S. Investable Market Energy 25/50 Index	46.16%	25.95%	10.46%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 13,243,000,000
Holdings Count | Holding		115
Advisory Fees Paid, Amount		$ 102,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,243
Number of Portfolio Holdings	115
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$102

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Coal & Consumable Fuels	0.8%
Integrated Oil & Gas	37.3%
Oil & Gas Drilling	1.3%
Oil & Gas Equipment & Services	10.8%
Oil & Gas Exploration & Production	21.4%
Oil & Gas Refining & Marketing	13.7%
Oil & Gas Storage & Transportation	14.3%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012218
Shareholder Report [Line Items]
Fund Name		Energy Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VENAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Energy Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.09%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  ExxonMobil Holdings (+45%), Chevron (+33%), and Valero Energy (+141%) contributed most to the benchmark’s return. They accounted for about 40% of the index at the end of the reporting period and added about 20 percentage points to its result.

  Sable Offshore (–82%), Civitas Resources (–23%), and NextDecade (–30%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Energy 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$109,350	$109,376	$102,323
2017	$104,700	$104,739	$110,301
2017	$95,999	$96,055	$112,713
2017	$92,438	$92,500	$116,055
2017	$103,224	$103,320	$125,136
2018	$100,121	$100,225	$128,197
2018	$115,968	$116,129	$129,658
2018	$114,682	$114,871	$139,594
2018	$100,506	$100,726	$132,050
2019	$99,219	$99,460	$134,688
2019	$89,556	$89,797	$132,882
2019	$86,778	$87,031	$141,436
2019	$88,691	$88,967	$152,576
2020	$71,357	$71,579	$143,841
2020	$60,884	$61,055	$148,014
2020	$57,432	$57,562	$171,813
2020	$60,528	$60,658	$181,762
2021	$81,825	$82,028	$195,080
2021	$90,273	$90,516	$213,559
2021	$85,101	$85,348	$229,522
2021	$96,929	$97,253	$230,655
2022	$125,797	$126,213	$219,820
2022	$156,637	$157,194	$206,240
2022	$148,053	$148,628	$199,000
2022	$168,789	$169,506	$205,651
2023	$155,931	$156,625	$202,286
2023	$142,867	$143,553	$210,760
2023	$169,641	$170,508	$228,878
2023	$162,437	$163,291	$231,975
2024	$166,114	$167,033	$260,227
2024	$181,902	$182,951	$269,232
2024	$178,785	$179,845	$288,732
2024	$189,910	$191,077	$312,002
2025	$180,612	$181,789	$306,030
2025	$164,236	$165,352	$304,223
2025	$183,808	$185,099	$334,541
2025	$186,391	$187,728	$354,555
2026	$231,981	$233,694	$358,486
2026	$235,450	$237,234	$395,539
2026	$268,480	$270,545	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	46.07%	25.83%	10.38%
MSCI U.S. Investable Market Energy 25/50 Index	46.16%	25.95%	10.46%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 13,243,000,000
Holdings Count | Holding		115
Advisory Fees Paid, Amount		$ 102,000
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,243
Number of Portfolio Holdings	115
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$102

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Coal & Consumable Fuels	0.8%
Integrated Oil & Gas	37.3%
Oil & Gas Drilling	1.3%
Oil & Gas Equipment & Services	10.8%
Oil & Gas Exploration & Production	21.4%
Oil & Gas Refining & Marketing	13.7%
Oil & Gas Storage & Transportation	14.3%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012221
Shareholder Report [Line Items]
Fund Name		Financials Index Fund
Class Name		ETF Shares
Trading Symbol		VFH
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  JPMorgan Chase (+20%), Goldman Sachs Group (+40%), and Bank of America (+25%) contributed the most to the benchmark’s return. They accounted for about 18% of the index at the end of the reporting period and added about 4 percentage points to its result.

  Fiserv (–61%), S&P Global (–16%), and Coinbase Global (–38%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$11,324	$11,329	$10,232
2017	$12,389	$12,395	$11,030
2017	$11,789	$11,797	$11,271
2017	$12,465	$12,477	$11,606
2017	$13,952	$13,969	$12,514
2018	$14,561	$14,581	$12,820
2018	$14,014	$14,037	$12,966
2018	$14,603	$14,631	$13,959
2018	$13,833	$13,862	$13,205
2019	$13,817	$13,848	$13,469
2019	$13,521	$13,556	$13,288
2019	$14,040	$14,078	$14,144
2019	$15,726	$15,772	$15,258
2020	$13,971	$14,015	$14,384
2020	$12,194	$12,241	$14,801
2020	$13,095	$13,146	$17,181
2020	$14,771	$14,828	$18,176
2021	$17,376	$17,449	$19,508
2021	$20,352	$20,443	$21,356
2021	$20,725	$20,825	$22,952
2021	$20,752	$20,857	$23,066
2022	$20,942	$21,053	$21,982
2022	$19,291	$19,399	$20,624
2022	$18,150	$18,253	$19,900
2022	$19,897	$20,008	$20,565
2023	$19,771	$19,883	$20,229
2023	$17,393	$17,495	$21,076
2023	$19,106	$19,225	$22,888
2023	$20,022	$20,151	$23,198
2024	$22,715	$22,867	$26,023
2024	$23,484	$23,647	$26,923
2024	$25,887	$26,073	$28,873
2024	$29,593	$29,815	$31,200
2025	$29,787	$30,015	$30,603
2025	$29,149	$29,376	$30,422
2025	$31,407	$31,659	$33,454
2025	$31,047	$31,302	$35,455
2026	$30,144	$30,395	$35,849
2026	$30,479	$30,741	$39,554
2026	$34,141	$34,446	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.71%	10.50%	13.07%
ETF Shares Market Price	8.74%	10.51%	13.07%
MSCI U.S. Investable Market Financials 25/50 Index	8.80%	10.59%	13.17%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 14,772,000,000
Holdings Count | Holding		432
Advisory Fees Paid, Amount		$ 150,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$14,772
Number of Portfolio Holdings	432
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$150

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Banks	30.1%
Capital Markets	25.6%
Consumer Finance	4.6%
Financial Services	21.8%
Insurance	14.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	3.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012220
Shareholder Report [Line Items]
Fund Name		Financials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VFAIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Financials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  JPMorgan Chase (+20%), Goldman Sachs Group (+40%), and Bank of America (+25%) contributed the most to the benchmark’s return. They accounted for about 18% of the index at the end of the reporting period and added about 4 percentage points to its result.

  Fiserv (–61%), S&P Global (–16%), and Coinbase Global (–38%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Financials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$113,234	$113,286	$102,323
2017	$123,850	$123,950	$110,301
2017	$117,873	$117,966	$112,713
2017	$124,622	$124,774	$116,055
2017	$139,503	$139,692	$125,136
2018	$145,575	$145,807	$128,197
2018	$140,122	$140,372	$129,658
2018	$146,003	$146,309	$139,594
2018	$138,295	$138,618	$132,050
2019	$138,132	$138,477	$134,688
2019	$135,206	$135,558	$132,882
2019	$140,359	$140,779	$141,436
2019	$157,231	$157,723	$152,576
2020	$139,695	$140,148	$143,841
2020	$121,949	$122,407	$148,014
2020	$130,957	$131,461	$171,813
2020	$147,727	$148,277	$181,762
2021	$173,815	$174,487	$195,080
2021	$203,549	$204,429	$213,559
2021	$207,337	$208,249	$229,522
2021	$207,574	$208,574	$230,655
2022	$209,474	$210,527	$219,820
2022	$193,007	$193,986	$206,240
2022	$181,571	$182,531	$199,000
2022	$199,081	$200,082	$205,651
2023	$197,797	$198,832	$202,286
2023	$174,008	$174,946	$210,760
2023	$191,143	$192,250	$228,878
2023	$200,343	$201,507	$231,975
2024	$227,287	$228,666	$260,227
2024	$234,970	$236,472	$269,232
2024	$259,002	$260,731	$288,732
2024	$296,122	$298,153	$312,002
2025	$298,034	$300,146	$306,030
2025	$291,666	$293,756	$304,223
2025	$314,289	$316,587	$334,541
2025	$310,668	$313,018	$354,555
2026	$301,609	$303,955	$358,486
2026	$304,961	$307,409	$395,539
2026	$341,621	$344,457	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	8.70%	10.50%	13.07%
MSCI U.S. Investable Market Financials 25/50 Index	8.80%	10.59%	13.17%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 14,772,000,000
Holdings Count | Holding		432
Advisory Fees Paid, Amount		$ 150,000
InvestmentCompanyPortfolioTurnover		6.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$14,772
Number of Portfolio Holdings	432
Portfolio Turnover Rate	6%
Total Investment Advisory Fees (in thousands)	$150

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Banks	30.1%
Capital Markets	25.6%
Consumer Finance	4.6%
Financial Services	21.8%
Insurance	14.2%
Mortgage Real Estate Investment Trusts (REITs)	0.7%
Other Assets and Liabilities—Net	3.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012223
Shareholder Report [Line Items]
Fund Name		Health Care Index Fund
Class Name		ETF Shares
Trading Symbol		VHT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Eli Lilly (+59%), Johnson & Johnson (+53%), and Merck & Co. (+82%) contributed the most to the benchmark’s return. They accounted for about 27% of the index at the end of the reporting period and added about 13 percentage points to its result.

  Boston Scientific (–54%), Abbott Laboratories (–15%), and Zoetis (–50%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$9,534	$9,536	$10,232
2017	$10,479	$10,483	$11,030
2017	$10,685	$10,690	$11,271
2017	$11,506	$11,515	$11,606
2017	$11,886	$11,897	$12,514
2018	$12,092	$12,105	$12,820
2018	$12,087	$12,102	$12,966
2018	$13,664	$13,682	$13,959
2018	$13,738	$13,759	$13,205
2019	$13,434	$13,458	$13,469
2019	$12,778	$12,801	$13,288
2019	$13,360	$13,387	$14,144
2019	$14,722	$14,751	$15,258
2020	$13,902	$13,933	$14,384
2020	$15,630	$15,664	$14,801
2020	$16,574	$16,612	$17,181
2020	$17,266	$17,309	$18,176
2021	$18,072	$18,120	$19,508
2021	$19,333	$19,391	$21,356
2021	$21,213	$21,282	$22,952
2021	$20,142	$20,211	$23,066
2022	$19,784	$19,857	$21,982
2022	$19,717	$19,792	$20,624
2022	$18,964	$19,042	$19,900
2022	$20,906	$20,998	$20,565
2023	$19,388	$19,475	$20,229
2023	$19,522	$19,614	$21,076
2023	$20,304	$20,405	$22,888
2023	$19,899	$20,003	$23,198
2024	$22,233	$22,353	$26,023
2024	$22,003	$22,129	$26,923
2024	$24,273	$24,417	$28,873
2024	$23,008	$23,149	$31,200
2025	$23,093	$23,242	$30,603
2025	$20,775	$20,914	$30,422
2025	$21,813	$21,964	$33,454
2025	$25,298	$25,478	$35,455
2026	$25,537	$25,725	$35,849
2026	$24,253	$24,436	$39,554
2026	$27,829	$28,045	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	27.58%	5.58%	10.78%
ETF Shares Market Price	27.61%	5.59%	10.78%
MSCI U.S. Investable Market Health Care 25/50 Index	27.69%	5.67%	10.86%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 22,042,000,000
Holdings Count | Holding		422
Advisory Fees Paid, Amount		$ 202,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$22,042
Number of Portfolio Holdings	422
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$202

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Biotechnology	23.7%
Health Care Equipment & Supplies	15.4%
Health Care Providers & Services	17.1%
Health Care Technology	0.8%
Life Sciences Tools & Services	9.6%
Pharmaceuticals	33.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012222
Shareholder Report [Line Items]
Fund Name		Health Care Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VHCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Health Care Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Eli Lilly (+59%), Johnson & Johnson (+53%), and Merck & Co. (+82%) contributed the most to the benchmark’s return. They accounted for about 27% of the index at the end of the reporting period and added about 13 percentage points to its result.

  Boston Scientific (–54%), Abbott Laboratories (–15%), and Zoetis (–50%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Health Care 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$95,346	$95,362	$102,323
2017	$104,792	$104,827	$110,301
2017	$106,859	$106,904	$112,713
2017	$115,074	$115,153	$116,055
2017	$118,872	$118,973	$125,136
2018	$120,915	$121,051	$128,197
2018	$120,869	$121,020	$129,658
2018	$136,638	$136,821	$139,594
2018	$137,389	$137,593	$132,050
2019	$134,350	$134,583	$134,688
2019	$127,782	$128,008	$132,882
2019	$133,622	$133,867	$141,436
2019	$147,219	$147,512	$152,576
2020	$139,027	$139,328	$143,841
2020	$156,333	$156,638	$148,014
2020	$165,770	$166,123	$171,813
2020	$172,701	$173,094	$181,762
2021	$180,757	$181,198	$195,080
2021	$193,391	$193,910	$213,559
2021	$212,196	$212,815	$229,522
2021	$201,488	$202,106	$230,655
2022	$197,921	$198,571	$219,820
2022	$197,238	$197,924	$206,240
2022	$189,717	$190,421	$199,000
2022	$209,170	$209,981	$205,651
2023	$193,985	$194,749	$202,286
2023	$195,317	$196,144	$210,760
2023	$203,156	$204,046	$228,878
2023	$199,109	$200,030	$231,975
2024	$222,465	$223,534	$260,227
2024	$220,177	$221,286	$269,232
2024	$242,881	$244,171	$288,732
2024	$230,203	$231,494	$312,002
2025	$231,074	$232,418	$306,030
2025	$207,880	$209,135	$304,223
2025	$218,269	$219,637	$334,541
2025	$253,124	$254,779	$354,555
2026	$255,518	$257,246	$358,486
2026	$242,676	$244,357	$395,539
2026	$278,453	$280,446	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	27.57%	5.59%	10.78%
MSCI U.S. Investable Market Health Care 25/50 Index	27.69%	5.67%	10.86%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 22,042,000,000
Holdings Count | Holding		422
Advisory Fees Paid, Amount		$ 202,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$22,042
Number of Portfolio Holdings	422
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$202

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Biotechnology	23.7%
Health Care Equipment & Supplies	15.4%
Health Care Providers & Services	17.1%
Health Care Technology	0.8%
Life Sciences Tools & Services	9.6%
Pharmaceuticals	33.2%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Risks Change [Text Block]

During the reporting period, the Fund's shareholders approved a proposal to reclassify the diversification status of the Fund to nondiversified, as defined under the Investment Company Act of 1940, and to eliminate the Fund's related fundamental policy. The Fund added nondiversification risk as a principal investment risk.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012225
Shareholder Report [Line Items]
Fund Name		Industrials Index Fund
Class Name		ETF Shares
Trading Symbol		VIS
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Caterpillar (+92%), GE Vernova (+47%), and RTX (+33%) contributed the most to the benchmark’s return. They accounted for about 13% of the index at the end of the reporting period and added about 6 percentage points to its result.

  Uber Technologies (–19%), Axon Enterprise (–24%), and Boeing (–11%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$10,716	$10,716	$10,232
2017	$11,321	$11,322	$11,030
2017	$11,545	$11,548	$11,271
2017	$11,755	$11,758	$11,606
2017	$12,871	$12,881	$12,514
2018	$13,127	$13,140	$12,820
2018	$12,933	$12,950	$12,966
2018	$13,566	$13,587	$13,959
2018	$12,681	$12,702	$13,205
2019	$13,345	$13,371	$13,469
2019	$12,733	$12,761	$13,288
2019	$13,467	$13,499	$14,144
2019	$14,662	$14,703	$15,258
2020	$13,237	$13,277	$14,384
2020	$12,262	$12,306	$14,801
2020	$14,134	$14,188	$17,181
2020	$16,135	$16,200	$18,176
2021	$17,086	$17,160	$19,508
2021	$19,521	$19,611	$21,356
2021	$19,421	$19,515	$22,952
2021	$19,015	$19,111	$23,066
2022	$18,579	$18,677	$21,982
2022	$17,488	$17,585	$20,624
2022	$17,358	$17,458	$19,900
2022	$18,921	$19,037	$20,565
2023	$19,114	$19,231	$20,229
2023	$18,416	$18,533	$21,076
2023	$20,828	$20,965	$22,888
2023	$20,654	$20,794	$23,198
2024	$23,635	$23,803	$26,023
2024	$24,274	$24,451	$26,923
2024	$25,719	$25,911	$28,873
2024	$28,470	$28,687	$31,200
2025	$26,588	$26,796	$30,603
2025	$27,715	$27,937	$30,422
2025	$30,006	$30,252	$33,454
2025	$30,644	$30,902	$35,455
2026	$35,385	$35,690	$35,849
2026	$35,357	$35,670	$39,554
2026	$34,911	$35,225	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.35%	12.44%	13.32%
ETF Shares Market Price	16.40%	12.46%	13.32%
MSCI U.S. Investable Market Industrials 25/50 Index	16.44%	12.54%	13.42%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 8,562,000,000
Holdings Count | Holding		399
Advisory Fees Paid, Amount		$ 78,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$8,562
Number of Portfolio Holdings	399
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$78

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Aerospace & Defense	24.0%
Air Freight & Logistics	2.9%
Building Products	5.7%
Commercial Services & Supplies	5.5%
Construction & Engineering	4.5%
Electrical Equipment	12.6%
Ground Transportation	8.8%
Industrial Conglomerates	2.5%
Machinery	20.3%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	6.1%
Trading Companies & Distributors	4.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012224
Shareholder Report [Line Items]
Fund Name		Industrials Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VINAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Industrials Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$10	0.09%

Expenses Paid, Amount		$ 10
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Caterpillar (+92%), GE Vernova (+47%), and RTX (+33%) contributed the most to the benchmark’s return. They accounted for about 13% of the index at the end of the reporting period and added about 6 percentage points to its result.

  Uber Technologies (–19%), Axon Enterprise (–24%), and Boeing (–11%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI U.S. Investable Market Industrials 25/50 Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$107,155	$107,162	$102,323
2017	$113,192	$113,224	$110,301
2017	$115,447	$115,484	$112,713
2017	$117,549	$117,584	$116,055
2017	$128,709	$128,814	$125,136
2018	$131,267	$131,402	$128,197
2018	$129,330	$129,495	$129,658
2018	$135,663	$135,871	$139,594
2018	$126,800	$127,018	$132,050
2019	$133,430	$133,705	$134,688
2019	$127,330	$127,614	$132,882
2019	$134,650	$134,994	$141,436
2019	$146,620	$147,026	$152,576
2020	$132,367	$132,768	$143,841
2020	$122,639	$123,058	$148,014
2020	$141,361	$141,878	$171,813
2020	$161,389	$162,000	$181,762
2021	$170,915	$171,598	$195,080
2021	$195,268	$196,110	$213,559
2021	$194,273	$195,148	$229,522
2021	$190,200	$191,108	$230,655
2022	$185,854	$186,770	$219,820
2022	$174,928	$175,846	$206,240
2022	$173,640	$174,582	$199,000
2022	$189,309	$190,369	$205,651
2023	$191,209	$192,314	$202,286
2023	$184,213	$185,333	$210,760
2023	$208,354	$209,648	$228,878
2023	$206,617	$207,945	$231,975
2024	$236,464	$238,031	$260,227
2024	$242,852	$244,507	$269,232
2024	$257,298	$259,113	$288,732
2024	$284,828	$286,870	$312,002
2025	$266,003	$267,957	$306,030
2025	$277,271	$279,372	$304,223
2025	$300,180	$302,522	$334,541
2025	$306,563	$309,016	$354,555
2026	$354,004	$356,899	$358,486
2026	$353,712	$356,699	$395,539
2026	$349,272	$352,254	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	16.35%	12.45%	13.32%
MSCI U.S. Investable Market Industrials 25/50 Index	16.44%	12.54%	13.42%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 8,562,000,000
Holdings Count | Holding		399
Advisory Fees Paid, Amount		$ 78,000
InvestmentCompanyPortfolioTurnover		5.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$8,562
Number of Portfolio Holdings	399
Portfolio Turnover Rate	5%
Total Investment Advisory Fees (in thousands)	$78

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Aerospace & Defense	24.0%
Air Freight & Logistics	2.9%
Building Products	5.7%
Commercial Services & Supplies	5.5%
Construction & Engineering	4.5%
Electrical Equipment	12.6%
Ground Transportation	8.8%
Industrial Conglomerates	2.5%
Machinery	20.3%
Marine Transportation	0.2%
Passenger Airlines	1.8%
Professional Services	6.1%
Trading Companies & Distributors	4.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012227
Shareholder Report [Line Items]
Fund Name		Information Technology Index Fund
Class Name		ETF Shares
Trading Symbol		VGT
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$11	0.09%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Apple (+37%), Micron Technology (+707%), and NVIDIA (+27%) contributed the most to the benchmark’s return. They accounted for about 38% of the index at the end of the reporting period and added about 15 percentage points to its result.

  Microsoft (+1%), Oracle (–33%), and Intuit (–46%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2016	$10,000	$10,000	$10,000
2016	$10,242	$10,244	$10,232
2017	$11,367	$11,372	$11,030
2017	$12,418	$12,428	$11,271
2017	$12,993	$13,005	$11,606
2017	$14,230	$14,248	$12,514
2018	$15,320	$15,341	$12,820
2018	$15,837	$15,863	$12,966
2018	$17,608	$17,643	$13,959
2018	$15,924	$15,958	$13,205
2019	$16,894	$16,932	$13,469
2019	$17,058	$17,102	$13,288
2019	$18,788	$18,842	$14,144
2019	$20,846	$20,913	$15,258
2020	$20,847	$20,920	$14,384
2020	$23,183	$23,280	$14,801
2020	$29,257	$29,391	$17,181
2020	$29,898	$30,046	$18,176
2021	$31,890	$32,058	$19,508
2021	$33,339	$33,523	$21,356
2021	$38,267	$38,485	$22,952
2021	$40,211	$40,451	$23,066
2022	$36,389	$36,620	$21,982
2022	$32,577	$32,799	$20,624
2022	$31,570	$31,795	$19,900
2022	$31,547	$31,779	$20,565
2023	$31,992	$32,233	$20,229
2023	$37,946	$38,242	$21,076
2023	$40,559	$40,883	$22,888
2023	$42,213	$42,511	$23,198
2024	$47,441	$47,786	$26,023
2024	$48,977	$49,343	$26,923
2024	$52,719	$53,127	$28,873
2024	$57,264	$57,722	$31,200
2025	$55,100	$55,549	$30,603
2025	$55,974	$56,444	$30,422
2025	$64,328	$64,887	$33,454
2025	$69,563	$70,184	$35,455
2026	$67,233	$67,847	$35,849
2026	$89,714	$90,562	$39,554
2026	$89,406	$90,267	$40,277

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	38.99%	18.50%	24.49%
ETF Shares Market Price	38.91%	18.50%	24.49%
Information Technology Spliced Index	39.11%	18.59%	24.61%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 170,247,000,000
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 1,434,000
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$170,247
Number of Portfolio Holdings	322
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$1,434

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communications Equipment	4.0%
Electronic Equipment, Instruments & Components	4.6%
IT Services	3.7%
Semiconductors & Semiconductor Equipment	41.9%
Software	26.0%
Technology Hardware, Storage & Peripherals	19.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012226
Shareholder Report [Line Items]
Fund Name		Information Technology Index Fund
Class Name		Admiral™ Shares
Trading Symbol		VITAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Information Technology Index Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.09%

Expenses Paid, Amount		$ 11
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Apple (+37%), Micron Technology (+707%), and NVIDIA (+27%) contributed the most to the benchmark’s return. They accounted for about 38% of the index at the end of the reporting period and added about 15 percentage points to its result.

  Microsoft (+1%), Oracle (–33%), and Intuit (–46%) detracted the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	Information Technology Spliced Index	MSCI US Investable Market 2500 Index
2016	$100,000	$100,000	$100,000
2016	$102,419	$102,444	$102,323
2017	$113,677	$113,722	$110,301
2017	$124,194	$124,278	$112,713
2017	$129,937	$130,052	$116,055
2017	$142,323	$142,477	$125,136
2018	$153,214	$153,408	$128,197
2018	$158,387	$158,627	$129,658
2018	$176,115	$176,426	$139,594
2018	$159,265	$159,577	$132,050
2019	$168,959	$169,323	$134,688
2019	$170,615	$171,019	$132,882
2019	$187,909	$188,422	$141,436
2019	$208,514	$209,129	$152,576
2020	$208,514	$209,196	$143,841
2020	$231,940	$232,795	$148,014
2020	$292,719	$293,909	$171,813
2020	$299,127	$300,460	$181,762
2021	$319,068	$320,583	$195,080
2021	$333,580	$335,234	$213,559
2021	$382,893	$384,854	$229,522
2021	$402,342	$404,506	$230,655
2022	$364,073	$366,195	$219,820
2022	$325,943	$327,988	$206,240
2022	$315,885	$317,950	$199,000
2022	$315,655	$317,795	$205,651
2023	$320,078	$322,327	$202,286
2023	$379,662	$382,417	$210,760
2023	$405,805	$408,834	$228,878
2023	$422,356	$425,107	$231,975
2024	$474,668	$477,855	$260,227
2024	$490,035	$493,432	$269,232
2024	$527,466	$531,268	$288,732
2024	$572,955	$577,224	$312,002
2025	$551,294	$555,490	$306,030
2025	$560,046	$564,438	$304,223
2025	$643,630	$648,869	$334,541
2025	$696,007	$701,839	$354,555
2026	$672,695	$678,471	$358,486
2026	$897,671	$905,623	$395,539
2026	$894,563	$902,674	$402,772

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	38.99%	18.50%	24.50%
Information Technology Spliced Index	39.11%	18.59%	24.61%
MSCI US Investable Market 2500 Index	20.40%	11.90%	14.95%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 170,247,000,000
Holdings Count | Holding		322
Advisory Fees Paid, Amount		$ 1,434,000
InvestmentCompanyPortfolioTurnover		9.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$170,247
Number of Portfolio Holdings	322
Portfolio Turnover Rate	9%
Total Investment Advisory Fees (in thousands)	$1,434

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Communications Equipment	4.0%
Electronic Equipment, Instruments & Components	4.6%
IT Services	3.7%
Semiconductors & Semiconductor Equipment	41.9%
Software	26.0%
Technology Hardware, Storage & Peripherals	19.7%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012228
Shareholder Report [Line Items]
Fund Name		International Growth Fund
Class Name		Investor Shares
Trading Symbol		VWIGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$39	0.36%

Expenses Paid, Amount		$ 39
Expense Ratio, Percent		0.36%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  From a geographic perspective, the Fund lagged its benchmark across all regions. North America, the Pacific region, and Europe detracted the most.

  The Fund lagged its benchmark in five of 11 industry sectors. Stock selection in consumer discretionary, financials, and communication services detracted the most from relative performance. Selection in health care and industrials, as well as an overweight allocation to information technology, contributed the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investor Shares	MSCI All Country World Index ex USA Net
2016	$10,000	$10,000
2016	$9,562	$9,747
2017	$10,386	$10,515
2017	$11,838	$11,370
2017	$12,843	$11,888
2017	$13,580	$12,436
2018	$14,334	$12,790
2018	$14,293	$12,470
2018	$14,252	$12,266
2018	$12,856	$11,427
2019	$13,532	$11,963
2019	$13,118	$11,689
2019	$13,599	$11,865
2019	$14,877	$12,706
2020	$14,900	$11,881
2020	$16,136	$11,288
2020	$20,888	$12,852
2020	$23,559	$13,916
2021	$25,662	$14,991
2021	$25,787	$16,117
2021	$27,131	$16,048
2021	$25,199	$15,188
2022	$21,153	$14,932
2022	$18,371	$14,117
2022	$17,219	$12,915
2022	$18,088	$13,385
2023	$18,341	$13,858
2023	$18,746	$13,919
2023	$18,909	$14,451
2023	$18,824	$14,625
2024	$20,434	$15,592
2024	$21,450	$16,249
2024	$22,042	$17,083
2024	$22,319	$16,531
2025	$23,126	$17,097
2025	$24,044	$18,484
2025	$25,158	$19,717
2025	$25,644	$20,835
2026	$26,721	$23,885
2026	$27,183	$24,541
2026	$28,728	$25,110

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investor Shares	14.19%	1.15%	11.13%
MSCI All Country World Index ex USA Net	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 44,766,000,000
Holdings Count | Holding		131
Advisory Fees Paid, Amount		$ 43,804,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$44,766
Number of Portfolio Holdings	131
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$43,804

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Asia	40.1%
Europe	46.5%
North America	9.8%
Oceania	0.5%
South America	1.6%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000012229
Shareholder Report [Line Items]
Fund Name		International Growth Fund
Class Name		Admiral™ Shares
Trading Symbol		VWILX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard International Growth Fund (the "Fund") for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$26	0.24%

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund underperformed its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  From a geographic perspective, the Fund lagged its benchmark across all regions. North America, the Pacific region, and Europe detracted the most.

  The Fund lagged its benchmark in five of 11 industry sectors. Stock selection in consumer discretionary, financials, and communication services detracted the most from relative performance. Selection in health care and industrials, as well as an overweight allocation to information technology, contributed the most.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Admiral Shares	MSCI All Country World Index ex USA Net
2016	$50,000	$50,000
2016	$47,830	$48,735
2017	$51,956	$52,577
2017	$59,244	$56,851
2017	$64,287	$59,439
2017	$68,006	$62,182
2018	$71,808	$63,948
2018	$71,635	$62,350
2018	$71,449	$61,330
2018	$64,473	$57,134
2019	$67,879	$59,816
2019	$65,826	$58,447
2019	$68,235	$59,326
2019	$74,684	$63,531
2020	$74,806	$59,403
2020	$81,048	$56,440
2020	$104,952	$64,259
2020	$118,397	$69,581
2021	$128,995	$74,957
2021	$129,656	$80,583
2021	$136,452	$80,238
2021	$126,785	$75,942
2022	$106,436	$74,659
2022	$92,474	$70,585
2022	$86,697	$64,576
2022	$91,109	$66,926
2023	$92,408	$69,292
2023	$94,468	$69,593
2023	$95,301	$72,255
2023	$94,908	$73,124
2024	$103,043	$77,960
2024	$108,209	$81,246
2024	$111,218	$85,413
2024	$112,653	$82,654
2025	$116,778	$85,484
2025	$121,419	$92,418
2025	$127,110	$98,585
2025	$129,597	$104,175
2026	$135,085	$119,426
2026	$137,438	$122,703
2026	$145,314	$125,548

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Admiral Shares	14.32%	1.27%	11.26%
MSCI All Country World Index ex USA Net	27.35%	9.37%	9.64%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 44,766,000,000
Holdings Count | Holding		131
Advisory Fees Paid, Amount		$ 43,804,000
InvestmentCompanyPortfolioTurnover		25.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$44,766
Number of Portfolio Holdings	131
Portfolio Turnover Rate	25%
Total Investment Advisory Fees (in thousands)	$43,804

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Asia	40.1%
Europe	46.5%
North America	9.8%
Oceania	0.5%
South America	1.6%
Other Assets and Liabilities—Net	1.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055210
Shareholder Report [Line Items]
Fund Name		Morningstar Mega Cap Index Fund
Class Name		ETF Shares
Trading Symbol		MGC
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Morningstar Mega Cap Index Fund (the "Fund") (formerly known as Vanguard Mega Cap Index Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Morningstar US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,184	$10,185	$10,233
2017	$11,032	$11,036	$11,028
2017	$11,331	$11,336	$11,265
2017	$11,701	$11,708	$11,605
2017	$12,604	$12,612	$12,514
2018	$13,032	$13,041	$12,818
2018	$13,023	$13,033	$12,965
2018	$14,070	$14,083	$13,956
2018	$13,500	$13,511	$13,202
2019	$13,661	$13,673	$13,458
2019	$13,578	$13,590	$13,279
2019	$14,530	$14,544	$14,127
2019	$15,707	$15,725	$15,231
2020	$14,937	$14,957	$14,369
2020	$15,629	$15,654	$14,780
2020	$18,327	$18,361	$17,123
2020	$18,907	$18,944	$18,115
2021	$19,869	$19,910	$19,470
2021	$21,923	$21,971	$21,279
2021	$23,814	$23,872	$22,828
2021	$24,113	$24,175	$22,913
2022	$22,923	$22,983	$21,794
2022	$21,497	$21,557	$20,429
2022	$20,697	$20,759	$19,693
2022	$21,342	$21,412	$20,334
2023	$20,805	$20,876	$19,999
2023	$22,487	$22,569	$20,821
2023	$24,379	$24,470	$22,598
2023	$24,996	$25,082	$22,901
2024	$28,059	$28,161	$25,719
2024	$29,166	$29,279	$26,584
2024	$31,436	$31,562	$28,511
2024	$33,589	$33,728	$30,815
2025	$33,515	$33,660	$30,221
2025	$33,405	$33,555	$30,045
2025	$36,766	$36,938	$33,038
2025	$39,479	$39,670	$34,985
2026	$39,157	$39,353	$35,334
2026	$43,946	$44,172	$39,010
2026	$44,509	$44,735	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	21.06%	13.32%	16.10%
ETF Shares Market Price	20.96%	13.32%	16.10%
Morningstar US Mega Cap Index	21.11%	13.38%	16.16%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,899,000,000
Holdings Count | Holding		178
Advisory Fees Paid, Amount		$ 107,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,899
Number of Portfolio Holdings	178
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$107

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.9%
Consumer Discretionary	11.9%
Consumer Staples	3.1%
Energy	2.5%
Financials	9.3%
Health Care	9.0%
Industrials	8.9%
Real Estate	0.9%
Technology	50.1%
Telecommunications	2.3%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

The Fund's name changed from Vanguard Mega Cap Index Fund to Vanguard Morningstar Mega Cap Index Fund.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Name [Text Block]		The Fund's name changed from Vanguard Mega Cap Index Fund to Vanguard Morningstar Mega Cap Index Fund.
Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055209
Shareholder Report [Line Items]
Fund Name		Morningstar Mega Cap Index Fund
Class Name		Institutional Shares
Trading Symbol		VMCTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Morningstar Mega Cap Index Fund (the "Fund") (formerly known as Vanguard Mega Cap Index Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  Each of the benchmark’s 11 industry sectors posted positive returns for the 12 months. Technology, health care, and industrials contributed the most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Morningstar US Mega Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,091,920	$5,092,557	$5,116,612
2017	$5,516,425	$5,517,768	$5,513,817
2017	$5,666,190	$5,668,131	$5,632,496
2017	$5,851,154	$5,854,007	$5,802,313
2017	$6,303,065	$6,305,785	$6,256,892
2018	$6,516,816	$6,520,455	$6,408,855
2018	$6,512,161	$6,516,301	$6,482,327
2018	$7,036,391	$7,041,340	$6,977,843
2018	$6,751,188	$6,755,654	$6,600,859
2019	$6,830,749	$6,836,269	$6,728,954
2019	$6,789,327	$6,795,090	$6,639,384
2019	$7,265,284	$7,272,113	$7,063,661
2019	$7,853,992	$7,862,463	$7,615,631
2020	$7,469,511	$7,478,285	$7,184,422
2020	$7,817,563	$7,827,065	$7,390,068
2020	$9,168,139	$9,180,701	$8,561,505
2020	$9,458,474	$9,472,015	$9,057,250
2021	$9,940,067	$9,954,802	$9,735,081
2021	$10,968,882	$10,985,726	$10,639,299
2021	$11,915,560	$11,935,934	$11,414,050
2021	$12,065,579	$12,087,322	$11,456,415
2022	$11,470,756	$11,491,537	$10,896,787
2022	$10,757,675	$10,778,613	$10,214,460
2022	$10,357,965	$10,379,471	$9,846,677
2022	$10,682,367	$10,705,926	$10,167,204
2023	$10,413,119	$10,437,864	$9,999,579
2023	$11,255,139	$11,284,437	$10,410,644
2023	$12,202,268	$12,235,111	$11,298,765
2023	$12,510,257	$12,541,177	$11,450,657
2024	$14,044,654	$14,080,741	$12,859,424
2024	$14,599,258	$14,639,476	$13,292,095
2024	$15,735,388	$15,781,197	$14,255,636
2024	$16,813,360	$16,863,751	$15,407,713
2025	$16,776,790	$16,830,203	$15,110,339
2025	$16,722,085	$16,777,666	$15,022,328
2025	$18,405,396	$18,468,830	$16,518,955
2025	$19,763,902	$19,835,168	$17,492,634
2026	$19,603,475	$19,676,548	$17,666,856
2026	$22,000,907	$22,085,943	$19,505,184
2026	$22,282,513	$22,367,293	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	21.07%	13.34%	16.12%
Morningstar US Mega Cap Index	21.11%	13.38%	16.16%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 10,899,000,000
Holdings Count | Holding		178
Advisory Fees Paid, Amount		$ 107,000
InvestmentCompanyPortfolioTurnover		7.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$10,899
Number of Portfolio Holdings	178
Portfolio Turnover Rate	7%
Total Investment Advisory Fees (in thousands)	$107

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	0.9%
Consumer Discretionary	11.9%
Consumer Staples	3.1%
Energy	2.5%
Financials	9.3%
Health Care	9.0%
Industrials	8.9%
Real Estate	0.9%
Technology	50.1%
Telecommunications	2.3%
Utilities	0.9%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

The Fund's name changed from Vanguard Mega Cap Index Fund to Vanguard Morningstar Mega Cap Index Fund.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Name [Text Block]		The Fund's name changed from Vanguard Mega Cap Index Fund to Vanguard Morningstar Mega Cap Index Fund.
Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055213
Shareholder Report [Line Items]
Fund Name		Morningstar Mega Cap Value Index Fund
Class Name		ETF Shares
Trading Symbol		MGV
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Morningstar Mega Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mega Cap Value Index Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.06%

Expenses Paid, Amount		$ 7
Expense Ratio, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and financials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	Morningstar US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$10,000	$10,000	$10,000
2016	$10,393	$10,395	$10,233
2017	$11,118	$11,122	$11,028
2017	$11,001	$11,006	$11,265
2017	$11,340	$11,346	$11,605
2017	$12,324	$12,333	$12,514
2018	$12,531	$12,539	$12,818
2018	$12,325	$12,334	$12,965
2018	$13,235	$13,247	$13,956
2018	$13,183	$13,195	$13,202
2019	$13,125	$13,137	$13,458
2019	$12,824	$12,835	$13,279
2019	$13,458	$13,469	$14,127
2019	$14,678	$14,693	$15,231
2020	$13,259	$13,272	$14,369
2020	$13,025	$13,044	$14,780
2020	$13,854	$13,876	$17,123
2020	$14,873	$14,901	$18,115
2021	$15,969	$16,001	$19,470
2021	$18,058	$18,097	$21,279
2021	$18,449	$18,493	$22,828
2021	$18,168	$18,214	$22,913
2022	$19,021	$19,072	$21,794
2022	$19,087	$19,144	$20,429
2022	$17,986	$18,041	$19,693
2022	$19,805	$19,874	$20,334
2023	$18,928	$18,996	$19,999
2023	$18,591	$18,659	$20,821
2023	$19,880	$19,952	$22,598
2023	$20,024	$20,080	$22,901
2024	$21,941	$22,006	$25,719
2024	$22,816	$22,889	$26,584
2024	$24,729	$24,811	$28,511
2024	$26,017	$26,108	$30,815
2025	$26,003	$26,097	$30,221
2025	$25,062	$25,156	$30,045
2025	$26,783	$26,885	$33,038
2025	$28,050	$28,163	$34,985
2026	$30,690	$30,819	$35,334
2026	$31,766	$31,901	$39,010
2026	$33,835	$33,985	$39,694

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	26.33%	12.90%	12.96%
ETF Shares Market Price	26.31%	12.90%	12.96%
Morningstar US Mega Cap Value Index	26.41%	12.94%	13.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 13,908,000,000
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 121,000
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,908
Number of Portfolio Holdings	127
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$121

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	8.9%
Consumer Staples	7.5%
Energy	6.3%
Financials	22.7%
Health Care	16.7%
Industrials	15.3%
Real Estate	1.0%
Technology	12.8%
Telecommunications	4.3%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.

The Fund's name changed from Vanguard Mega Cap Value Index Fund to Vanguard Morningstar Mega Cap Value Index Fund.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Name [Text Block]		The Fund's name changed from Vanguard Mega Cap Value Index Fund to Vanguard Morningstar Mega Cap Value Index Fund.
Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the ETF Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000055212
Shareholder Report [Line Items]
Fund Name		Morningstar Mega Cap Value Index Fund
Class Name		Institutional Shares
Trading Symbol		VMVLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Morningstar Mega Cap Value Index Fund (the "Fund") (formerly known as Vanguard Mega Cap Value Index Fund) for the period of September 1, 2025, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]		The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.05%

Expenses Paid, Amount		$ 6
Expense Ratio, Percent		0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2026, the Fund performed roughly in line with its benchmark.

  Global equities posted strong returns, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy, persistent inflation, and Middle East tensions that disrupted energy supplies and raised oil prices fueled volatility.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  The Fund’s benchmark outperformed its growth counterpart.

  Of the benchmark’s 11 industry sectors, 10 recorded positive returns for the 12 months. Technology, health care, and financials contributed the most to the benchmark’s return. Consumer discretionary was the only sector that posted a negative return.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Institutional Shares	Morningstar US Mega Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2016	$5,000,000	$5,000,000	$5,000,000
2016	$5,196,407	$5,197,405	$5,116,612
2017	$5,559,727	$5,560,910	$5,513,817
2017	$5,501,072	$5,502,829	$5,632,496
2017	$5,670,599	$5,673,084	$5,802,313
2017	$6,163,180	$6,166,392	$6,256,892
2018	$6,266,204	$6,269,670	$6,408,855
2018	$6,162,964	$6,166,916	$6,482,327
2018	$6,617,971	$6,623,280	$6,977,843
2018	$6,591,882	$6,597,278	$6,600,859
2019	$6,562,535	$6,568,706	$6,728,954
2019	$6,411,486	$6,417,667	$6,639,384
2019	$6,728,904	$6,734,554	$7,063,661
2019	$7,338,456	$7,346,291	$7,615,631
2020	$6,629,182	$6,636,112	$7,184,422
2020	$6,515,041	$6,521,769	$7,390,068
2020	$6,930,670	$6,937,993	$8,561,505
2020	$7,441,876	$7,450,335	$9,057,250
2021	$7,989,822	$8,000,255	$9,735,081
2021	$9,036,075	$9,048,589	$10,639,299
2021	$9,232,975	$9,246,423	$11,414,050
2021	$9,092,636	$9,107,038	$11,456,415
2022	$9,520,162	$9,535,975	$10,896,787
2022	$9,554,030	$9,572,156	$10,214,460
2022	$9,002,889	$9,020,713	$9,846,677
2022	$9,915,375	$9,937,219	$10,167,204
2023	$9,475,707	$9,497,809	$9,999,579
2023	$9,307,445	$9,329,528	$10,410,644
2023	$9,952,379	$9,976,185	$11,298,765
2023	$10,023,750	$10,039,930	$11,450,657
2024	$10,984,213	$11,003,000	$12,859,424
2024	$11,423,556	$11,444,521	$13,292,095
2024	$12,380,897	$12,405,653	$14,255,636
2024	$13,026,736	$13,054,147	$15,407,713
2025	$13,019,703	$13,048,273	$15,110,339
2025	$12,549,230	$12,577,811	$15,022,328
2025	$13,410,377	$13,442,619	$16,518,955
2025	$14,046,010	$14,081,362	$17,492,634
2026	$15,367,957	$15,409,565	$17,666,856
2026	$15,906,657	$15,950,544	$19,505,184
2026	$16,942,589	$16,992,749	$19,846,901

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional Shares	26.34%	12.91%	12.98%
Morningstar US Mega Cap Value Index	26.41%	12.94%	13.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index	20.15%	11.70%	14.78%

No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date			Aug. 31, 2025
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 13,908,000,000
Holdings Count | Holding		127
Advisory Fees Paid, Amount		$ 121,000
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$13,908
Number of Portfolio Holdings	127
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$121

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Basic Materials	2.0%
Consumer Discretionary	8.9%
Consumer Staples	7.5%
Energy	6.3%
Financials	22.7%
Health Care	16.7%
Industrials	15.3%
Real Estate	1.0%
Technology	12.8%
Telecommunications	4.3%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.

The Fund's name changed from Vanguard Mega Cap Value Index Fund to Vanguard Morningstar Mega Cap Value Index Fund.

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Name [Text Block]		The Fund's name changed from Vanguard Mega Cap Value Index Fund to Vanguard Morningstar Mega Cap Value Index Fund.
Material Fund Change Expenses [Text Block]		During the reporting period, the expense ratio for the Institutional Share class of the Fund was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000271969
Shareholder Report [Line Items]
Fund Name		Developed Markets ex-US Growth Index ETF
Class Name		ETF Shares
Trading Symbol		VDG
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Developed Markets ex-US Growth Index ETF (the "Fund") for the period of April 14, 2026, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.08%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[1]	$ 3
Expense Ratio, Percent	[2]	0.08%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on April 14, 2026, through August 31, 2026, the ETF underperformed its benchmark, largely because of fair-value pricing.

  Global equities posted strong returns for the 12 months ended August 31, 2026, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  For the benchmark, seven of the 11 sectors posted positive returns. Strong performance from the two sectors with the heaviest weights—information technology and financials—contributed most to the benchmark's return.

  By region, the Pacific, the second largest region by weight, contributed the most to the benchmark’s performance. Europe, the largest region, also contributed positively.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR	MSCI All Country World Index ex USA Net
4/14/26	$10,000	$10,000	$10,000
2026	$10,923	$10,982	$10,755

Average Annual Return [Table Text Block]
Table Summary
Since Inception 4/14/26
ETF Shares Net Asset Value	9.23%
ETF Shares Market Price	9.46%
S&P Developed Ex-U.S. LargeMidCap Growth (USD) NTR	9.82%
MSCI All Country World Index ex USA Net	7.55%

Performance Inception Date		Apr. 14, 2026
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 33,000,000
Holdings Count | Holding		629
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$33
Number of Portfolio Holdings	629
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Asia	34.4%
Europe	48.8%
North America	11.8%
Oceania	4.8%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000271970
Shareholder Report [Line Items]
Fund Name		Developed Markets ex-US Value Index ETF
Class Name		ETF Shares
Trading Symbol		VDV
Security Exchange Name		CboeBZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Vanguard Developed Markets ex-US Value Index ETF (the "Fund") for the period of April 14, 2026, to August 31, 2026.
Additional Information [Text Block]		You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number		 800-662-7447
Additional Information Website		 https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3Footnote Reference1	0.08%Footnote Reference2
Footnote	Description
Footnote[1]	Costs would be higher for a full year.
Footnote[2]	Annualized.

Expenses Paid, Amount	[3]	$ 3
Expense Ratio, Percent	[4]	0.08%
Expenses Short Period Footnote [Text Block]		Costs would be higher for a full year.
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  From its inception on April 14, 2026, through August 31, 2026, the ETF underperformed its benchmark, largely because of fair-value pricing.

  Global equities posted strong returns for the 12 months ended August 31, 2026, while global bonds struggled. Resilient growth and corporate earnings supported stocks, though shifting U.S. trade policy and persistent inflation fueled volatility, as did Middle East tensions that disrupted energy supplies and raised oil prices.

  Some central banks, including those in the United States and the United Kingdom, lowered rates. However, developed-market government bond yields generally rose amid concerns about borrowing, inflation, and monetary policy.

  For the benchmark, eight of 11 sectors posted positive returns. Financials, the largest sector by weight in the index, contributed the most to returns, followed by top-performing information technology.

  By region, the Pacific, the second largest region by weight, contributed the most to the benchmark’s performance. Europe, the largest region by weight in the index, also contributed positively.

Performance Past Does Not Indicate Future [Text]		Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	ETF Shares Net Asset Value	S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR	MSCI All Country World Index ex USA Net
4/14/26	$10,000	$10,000	$10,000
2026	$10,586	$10,630	$10,755

Average Annual Return [Table Text Block]
Table Summary
Since Inception 4/14/26
ETF Shares Net Asset Value	5.86%
ETF Shares Market Price	6.39%
S&P Developed Ex-U.S. LargeMidCap Value (USD) NTR	6.30%
MSCI All Country World Index ex USA Net	7.55%

Performance Inception Date		Apr. 14, 2026
No Deduction of Taxes [Text Block]		The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]		Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet		$ 32,000,000
Holdings Count | Holding		794
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		1.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2026)

Table Summary
Fund Net Assets (in millions)	$32
Number of Portfolio Holdings	794
Portfolio Turnover Rate	1%
Total Investment Advisory Fees (in thousands)	$0

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2026)

Table Summary
Asia	35.0%
Europe	46.6%
North America	11.3%
Oceania	6.8%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number		800-662-7447
Updated Prospectus Web Address		https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Costs would be higher for a full year.
[2]	Annualized.
[3]	Costs would be higher for a full year.
[4]	Annualized.